Expenses - Operating expenses by nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
EXPENSES [Abstract]
Raw materials and consumables	$ 182.3	$ 182.8
Salaries and employee benefits	144.4	141.4
Contractors	105.4	79.7
Repairs and maintenance	67.0	51.8
General and administrative	25.8	34.7
Leases	4.5	4.2
Royalties	8.4	8.7
Drilling and analytical	6.8	6.5
Ore purchase costs	6.8	6.2
Other	11.3	13.9
Total production expenses	562.7	529.9
Less: Production expenses capitalized	(112.1)	(147.7)
Less: Change in inventories	(0.2)	0.5
Total operating expenses	$ 450.4	$ 382.7